General (Details)	0 Months Ended	9 Months Ended
	Jul. 29, 2013	Sep. 30, 2013 item
General
Stock split ratio	9.3
Shares of common stock issued	132,082,885
Treasury shares issued	504,197
Number of operating subsidiaries		2